Associates and Joint Ventures - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Joint Ventures And Associates [Line Items]
Investments accounted for by the equity method	€ 427	€ 140
Receivables from associates and joint ventures for current operations (Note 14)	25	37
Payables to associates and joint ventures (Note 22)	11	634
Revenue from operations with associates and joint ventures	43,076	48,422	€ 48,693
Financial revenues with associates and joint ventures	677	842	1,458
Financial expenses with associates and joint ventures	2,417	2,795	2,690
Associates and Joint Ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Investments accounted for by the equity method	427	140	68
Long-term credits to associates and joint ventures	1	0
Receivables from associates and joint ventures for current operations (Note 14)	25	37
Payables to associates and joint ventures (Note 22)	11	634
Share of income (loss) of investments accounted for by the equity method	2	13	4
Revenue from operations with associates and joint ventures	268	265	233
Expenses from operations with associates and joint ventures	39	30	14
Financial revenues with associates and joint ventures	0	0	1
Financial expenses with associates and joint ventures	0	€ 1	€ 0
Share Of Profit (Loss) From Continuing Operations Of Associates And Joint Ventures Accounted For Using Equity Method Including Held For Sale Investments	€ 1